UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eminence Capital LLC
Address: 65 East 55th Street, 25th Floor
         New York, NY  10022

13F File Number:  028-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
Title:     Managing Member
Phone:     (212) 418-2100

Signature, Place, and Date of Signing:

      /s/ Ricky C. Sandler     New York, NY     February 17, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $1,855,008 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100   110209  2065000 SH       SOLE                  2065000        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101    40169  2570000 SH       SOLE                  2570000        0        0
APPLE INC                      COM              037833100    28166   330000 SH       SOLE                   330000        0        0
APPLIED MATLS INC              COM              038222105    53223  5253994 SH       SOLE                  5253994        0        0
BED BATH & BEYOND INC          COM              075896100    38111  1499251 SH       SOLE                  1499251        0        0
CINTAS CORP                    COM              172908105    47114  2028146 SH       SOLE                  2028146        0        0
CISCO SYS INC                  COM              17275R102    79137  4855000 SH       SOLE                  4855000        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    72059  3990000 SH       SOLE                  3990000        0        0
FISERV INC                     COM              337738108    86564  2380084 SH       SOLE                  2380084        0        0
GAYLORD ENTMT CO NEW           COM              367905106    16260  1500000 SH       SOLE                  1500000        0        0
GENENTECH INC                  COM NEW          368710406    41092   495621 SH       SOLE                   495621        0        0
GOOGLE INC                     CL A             38259P508    58454   190000 SH       SOLE                   190000        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109      964    74226 SH       SOLE                    74226        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    41085  2750000 SH       SOLE                  2750000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    52911  4450000 SH       SOLE                  4450000        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    74421  1155430 SH       SOLE                  1155430        0        0
LOCKHEED MARTIN CORP           COM              539830109    87152  1036537 SH       SOLE                  1036537        0        0
LOWES COS INC                  COM              548661107    27976  1300000 SH       SOLE                  1300000        0        0
MICROSOFT CORP                 COM              594918104    79412  4085000 SH       SOLE                  4085000        0        0
NIKE INC                       CL B             654106103    29070   570000 SH       SOLE                   570000        0        0
ORACLE CORP                    COM              68389X105   293875 16575000 SH       SOLE                 16575000        0        0
PALM INC NEW                   COM              696643105       41    13258 SH       SOLE                    13258        0        0
PFSWEB INC                     COM NEW          717098206       31    42169 SH       SOLE                    42169        0        0
QUALCOMM INC                   COM              747525103    93648  2613665 SH       SOLE                  2613665        0        0
QUEST DIAGNOSTICS INC          COM              74834L100    92684  1785469 SH       SOLE                  1785469        0        0
ROSS STORES INC                COM              778296103    64964  2185133 SH       SOLE                  2185133        0        0
SAIC INC                       COM              78390X101    76054  3904197 SH       SOLE                  3904197        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    64569  1204643 SH       SOLE                  1204643        0        0
WAL MART STORES INC            COM              931142103    29992   535000 SH       SOLE                   535000        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105    75601  3731527 SH       SOLE                  3731527        0        0